FAIR VALUE DISCLOSURES - LEVEL 3 INSTRUMENTS FAIR VALUE MEASUREMENTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Total Gains Losses Realized Unrealized Included In [Abstract]
Investment Gains (Losses), Net	$ (1)	$ (6)	$ 68
Transfers into level 3	1
Level 3 Assets And Liabilities Still Held
Total Gains Losses Realized Unrealized Included In [Abstract]
Other Comprehensive Income (Loss)	7	13
Corporate | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Opening Balance	8	9	35
Total Gains Losses Realized Unrealized Included In [Abstract]
Investment Gains (Losses), Net	0	(1)	2
Other Comprehensive Income (Loss)	0	1	(2)
Sales	(1)	(1)	(26)
Transfers into level 3	1		0
Closing Balance	8	8	9
Corporate | Level 3 Assets And Liabilities Still Held
Total Gains Losses Realized Unrealized Included In [Abstract]
Other Comprehensive Income (Loss)	(1)	1
Commercial Mortgage-backed | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Opening Balance	26	24	35
Total Gains Losses Realized Unrealized Included In [Abstract]
Investment Gains (Losses), Net	(2)	(11)	(9)
Other Comprehensive Income (Loss)	8	13	(1)
Sales	(1)	0	(1)
Closing Balance	31	26	24
Commercial Mortgage-backed | Level 3 Assets And Liabilities Still Held
Total Gains Losses Realized Unrealized Included In [Abstract]
Other Comprehensive Income (Loss)	8	12
Asset-backed | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Opening Balance	0	0	6
Total Gains Losses Realized Unrealized Included In [Abstract]
Investment Gains (Losses), Net	0	0	2
Other Comprehensive Income (Loss)	0	0	(2)
Sales	0	0	(6)
Closing Balance	0	0	0
GMIB Reinsurance Contracts | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Opening Balance	0	0	7
Total Gains Losses Realized Unrealized Included In [Abstract]
Increase (decrease) in the fair value of the reinsurance contracts			(7)
Closing Balance	$ 0	$ 0	$ 0